NATURE OF OPERATIONS AND RECAPITALIZATION	9 Months Ended
Sep. 30, 2017
Nature Of Operations And Recapitalization
NATURE OF OPERATIONS AND RECAPITALIZATION

Nature of Operations

Novume Solutions, Inc. (the “Company” or “Novume”) was formed in February 2017 and began operations upon the merger of KeyStone Solutions, Inc. (“KeyStone”) and Brekford Traffic Safety, Inc. (“Brekford”) in August 2017 (the “Brekford Merger”) and is headquartered in Chantilly, Virginia. The financial results of Brekford are included in the results of operations from August 28, 2017 through the September 30, 2017. For narrative purposes, Company and Novume references will include the Brekford, Keystone and Firestorm entities. The historical financial statements for Novume prior to the merger with Brekford reflect the historical financial statements of KeyStone.

KeyStone was formed in March 2016 as a holding company for its wholly-owned subsidiary AOC Key Solutions, Inc. (“KSI”), which is headquartered in Chantilly, Virginia. KSI provides consulting and technical support services to assist clients seeking U.S. Federal government contracts in the technology, telecommunications, defense, and aerospace industries.

On January 25, 2017, Novume (KeyStone) acquired Firestorm (See Note 2), a nationally-recognized leader in crisis management, crisis communications, emergency response, and business continuity, including workplace violence prevention, cyber-breach response, communicable illness/pandemic planning, predictive intelligence, and other emergency, crisis and disaster preparedness initiatives. Firestorm is headquartered in Roswell, Georgia.

Brekford, headquartered in Hanover, Maryland, is a leading public safety technology service provider of fully-integrated automated traffic safety enforcement (“ATSE”) solutions, including speed, red light, and distracted driving camera systems.

Recapitalization

On March 15, 2016, the stockholders of KSI formed KeyStone as a holding company with the same proportionate ownership percentage as KSI. On that same date KSI entered into a merger agreement (the “KSI Merger Agreement”) with KeyStone and KCS Merger Sub, Inc. (“Merger Sub”), a wholly-owned subsidiary of KeyStone with no activity. Pursuant to the KSI Merger Agreement, on March 15, 2016, Merger Sub was merged with and into KSI, and thus KSI became a wholly-owned subsidiary of KeyStone (the “KSI Merger”). To complete the KSI Merger, the stockholders exchanged 100% of the outstanding common stock of KSI for newly issued common stock of KeyStone, representing 100% of the outstanding common stock. This effectively transferred 100% of the voting equity interest and control of KSI to KeyStone. The undistributed earnings totaling $1,192,844 of KSI as of that date were considered a capital contribution to KeyStone and were therefore reclassified to additional paid-in capital. The operations of KSI did not change, nor have any assets or operations transferred to either KeyStone or Merger Sub. The KSI Merger transaction resulted in no gain or loss to either entity. The stockholders’ proportionate ownership of KeyStone remained the same as it was for KSI. KeyStone accounted for the merger transaction as a recapitalization in the accompanying consolidated financial statements.